Combined Balance Sheet Assets (Predecessor) (Parenthetical) (Ziegler Healthcare Real Estate Funds, USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Medical office buildings	Dec. 31, 2011 Medical office buildings	Dec. 31, 2012 Tenant improvements	Dec. 31, 2011 Tenant improvements	Dec. 31, 2012 Consolidated VIEs	Dec. 31, 2011 Consolidated VIEs	Dec. 31, 2012 Consolidated VIEs Medical office buildings	Dec. 31, 2011 Consolidated VIEs Medical office buildings
Medical office buildings, accumulated depreciation									$ 2,296,849	$ 2,352,307
Medical office buildings, accumulated depreciation	16,495,000		15,118,553	14,155,319	1,376,082	1,101,129
Land	15,464,000	19,570,261					740,000	740,000
Receivables-Tenant Receivables, allowance for doubtful accounts	104,627	106,371
Deferred Costs, accumulated amortization	1,380,327	1,177,445
Intangibles, accumulated amortization	6,907,000	6,235,634
Notes payable	$ 84,489,000	$ 98,674,263					$ 2,702,184	$ 3,486,347